Significant accounting policies, judgements, estimates and assumptions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of voluntary change in accounting policy [line items]
Revenues from contracts with customers	$ 276,079	$ 296,255	$ 238,225
Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of voluntary change in accounting policy [line items]
Revenues from contracts with customers	$ 130,000